Apr. 29, 2016

InvestEd Portfolios

Supplement dated October 14, 2016 to the

InvestEd Portfolios Prospectus

dated April 29, 2016

as supplemented September 30, 2016

The following information supplements and supersedes any contrary information in the prospectus:

Effective immediately, all references to Waddell & Reed Advisors Cash Management in the prospectus are changed to Ivy Government Money Market Fund, except as noted below.

Effective immediately, the prospectus is revised as follows:

The following replaces the chart following the second paragraph of the “InvestEd Growth Portfolio — Principal Investment Strategies” section on page 4:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Core Investment Fund	0%	60%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	60%
Waddell & Reed Advisors Value Fund	0%	40%
Waddell & Reed Advisors Global Growth Fund	0%	30%
Waddell & Reed Advisors Vanguard Fund	0%	30%
Waddell & Reed Advisors New Concepts Fund	0%	25%
Waddell & Reed Advisors Small Cap Fund	0%	20%
Waddell & Reed Advisors Bond Fund	0%	25%
Waddell & Reed Advisors Government Securities Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%
Ivy International Core Equity Fund	0%	60%
Ivy Limited-Term Bond Fund	0%	35%
Ivy Government Money Market Fund	0%	35%

The following replaces the chart following the second paragraph of the “InvestEd Balanced Portfolio — Principal Investment Strategies” section on page 9:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Dividend Opportunities Fund	0%	50%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Bond Fund	0%	30%
Waddell & Reed Advisors Government Securities Fund	0%	30%
Waddell & Reed Advisors Global Growth Fund	0%	25%
Waddell & Reed Advisors Vanguard Fund	0%	25%
Waddell & Reed Advisors High Income Fund	0%	25%
Waddell & Reed Advisors Global Bond Fund	0%	25%
Waddell & Reed Advisors New Concepts Fund	0%	20%
Ivy International Core Equity Fund	0%	40%
Ivy Limited-Term Bond Fund	0%	60%
Ivy Government Money Market Fund	0%	60%

The following replaces the chart following the second paragraph of the “InvestEd Conservative Portfolio — Principal Investment Strategies” section on page 14:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Government Securities Fund	0%	40%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Global Bond Fund	0%	40%
Waddell & Reed Advisors Bond Fund	0%	40%
Waddell & Reed Advisors High Income Fund	0%	20%
Ivy Limited-Term Bond Fund	0%	100%
Ivy Government Money Market Fund	0%	100%